Shareholder Report, Line Graph (Details) 199377_US Vegan Climate ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 09, 2019	Jul. 31, 2026
US Vegan Climate ETF
Account Value [Line Items]
Line Graph and Table Measure Name								US Vegan Climate ETF NAV
Accumulated Value	$ 23,318	$ 20,383	$ 16,585	$ 14,377	$ 16,325	$ 11,671	$ 10,000	$ 31,278
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	23,344	20,067	16,428	14,536	15,243	11,172	10,000	$ 27,911
Beyond Investing US Vegan Climate GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Beyond Investing US Vegan Climate® GTR Index
Accumulated Value	$ 24,288	$ 21,081	$ 17,045	$ 14,681	$ 16,579	$ 11,752	$ 10,000	$ 32,816